Mineral Interests, Property and Equipment (Details) - Schedule of mineral interest, property and equipment - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Cost
Cost, Beginning Balance		$ 662,553		$ 591,753
Cost, Additions		220,563		70,800
Cost, Ending Balance		883,116		662,553
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance		274		72
Accumulated Depreciation, Depreciation expense		1,345	[1]	202
Accumulated Depreciation, Ending Balance		1,619		274
Net Book Value
Net Book Value		881,497		662,279
Mineral interests [Member]
Cost
Cost, Beginning Balance		632,005		591,446
Cost, Additions		55,069		40,559
Cost, Ending Balance		687,074		632,005
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense			[1]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value		687,074		632,005
Construction in progress [Member]
Cost
Cost, Beginning Balance		27,061
Cost, Additions		120,287		27,061
Cost, Ending Balance		147,348		27,061
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense			[1]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value		147,348		27,061
Property & Equipment [Member]
Cost
Cost, Beginning Balance	[1]	3,080
Cost, Additions	[1]	43,177		3,080
Cost, Ending Balance	[1]	46,257		3,080
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	[1]	117
Accumulated Depreciation, Depreciation expense	[1]	953		117
Accumulated Depreciation, Ending Balance	[1]	1,070		117
Net Book Value
Net Book Value	[1]	45,187		2,963
Right-of-use assets [Member]
Cost
Cost, Beginning Balance	[1]	407		307
Cost, Additions	[1]	2,030		100
Cost, Ending Balance	[1]	2,437		407
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	[1]	157		72
Accumulated Depreciation, Depreciation expense	[1]	392		85
Accumulated Depreciation, Ending Balance	[1]	549		157
Net Book Value
Net Book Value	[1]	$ 1,888		$ 250

[1]	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress.